UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Setptember 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 303 West Madison Street
         Suite 1925
         Chicago, IL 60606

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    312-201-1200
Signature, Place, and Date of Signing:

    Donald A. Yacktman    Chicago, Illinois    November 2, 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   49

Form 13F Information Table Value Total:   $160582



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.H.Belo Cl. A                 common           080555105     1420    77000 SH       SOLE                                      77000
American Home Prod.            common           026609107      318     5630 SH       SOLE                                       5630
Anheuser Busch Co.             common           035229103     1676    39608 SH       SOLE                     3216             36392
Bandag, Inc. Cl. A             common           059815308     3962   138700 SH       SOLE                   128700             10000
Berkshire Hathaway Cl. A       common           084670108     7342      114 SH       SOLE                                        114
Berkshire Hathaway Cl. B       common           084670207     1138      550 SH       SOLE                                        550
Bristol Myers Squibb           common           110122108      485     8490 SH       SOLE                                       8490
CenturyTel Inc.                common           156700106     1589    58300 SH       SOLE                                      58300
Ceridian Corp.                 common           15677T106     1827    65100 SH       SOLE                                      65100
Citigroup Inc.                 common           172967101     1991    36830 SH       SOLE                                      36830
Clorox                         common           189054109     6418   162228 SH       SOLE                    78672             83556
Deluxe Corp.                   common           248019101      609    30000 SH       SOLE                    30000
Dentsply Int'l Inc.            common           249030107    15530   444500 SH       SOLE                   269000            175500
Department 56, Inc.            common           249509100    14436  1094700 SH       SOLE                   861400            233300
Energizer Holdings             common           29266R108      562    22949 SH       SOLE                     4000             18949
Equifax Inc.                   common           294429105     1042    38700 SH       SOLE                                      38700
Federal Home Loan              common           313400301     8623   159500 SH       SOLE                     6200            153300
Federal Nat'l Mtg.             common           313586109      282     3950 SH       SOLE                                       3950
First Data Corp.               common           319963104    10912   279350 SH       SOLE                    73000            206350
First Health Group             common           320960107     7724   239500 SH       SOLE                   108000            131500
Franklin Covey Co.             common           353469109     6816   932145 SH       SOLE                   774000            158145
Gannett Company                common           364730101      837    15800 SH       SOLE                     1000             14800
Gartner Group Cl. A            common           366651107      722    62100 SH       SOLE                                      62100
Gartner Group Cl. B            common           366651206     1556   143041 SH       SOLE                   143041
General Electric Co.           common           369604103     1142    19800 SH       SOLE                     9600             10200
H&R Block                      common           093671105     6612   178400 SH       SOLE                   109000             69400
ITT Educational Services       common           45068B109     2034    75000 SH       SOLE                                      75000
Interpublic Group Co.          common           460690100     1305    38300 SH       SOLE                     3600             34700
Intimate Brands                common           461156101     4134   221240 SH       SOLE                    97150            124090
Jenny Craig, Inc.              common           224206102      997   550000 SH       SOLE                   550000
Johnson & Johnson              common           478160104     3599    38310 SH       SOLE                    14000             24310
K Swiss Cl. A                  common           482686102     3532   157000 SH       SOLE                   142000             15000
Lancaster Colony Corp.         common           513847103     2520   102600 SH       SOLE                    61000             41600
Masco Corp.                    common           574599106     1294    69500 SH       SOLE                                      69500
NOVA Corporation               common           669784100     1879   109700 SH       SOLE                                     109700
Nabisco Hldngs. Corp.          common           629526104      887    16500 SH       SOLE                                      16500
Pfizer Inc.                    common           717081103      715    15900 SH       SOLE                                      15900
Philip Morris Cos.             common           718154107    15330   520768 SH       SOLE                   362300            158468
Procter & Gamble Co.           common           742718109     2316    34572 SH       SOLE                     1336             33236
Ralston Purina Group           common           751277302     1645    69450 SH       SOLE                    12000             57450
Reynolds & Reynolds            common           761695105     1570    79000 SH       SOLE                                      79000
SBC Communications             common           78387G103      316     6316 SH       SOLE                                       6316
ServiceMaster Co.              common           81760N109     2711   274503 SH       SOLE                   146200            128303
Torchmark Corp.                common           891027104      754    27100 SH       SOLE                     7100             20000
Tupperware Corp.               common           899896104     2340   130000 SH       SOLE                   130000
Unilever NV NY(NEW)            common           904784501      258     5357 SH       SOLE                     5357
Valassis Comm'ns.              common           918866104     1641    73750 SH       SOLE                    70000              3750
Wesco Financial Co.            common           950817106     3116    12415 SH       SOLE                                      12415
Whitman Corp.                  common           96647K102      116    10000 SH       SOLE                                      10000